Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, equipment and software
Total Property, equipment and software	¥ 80,640			¥ 90,455
Less: Accumulated depreciation and amortization	(68,154)			(70,002)
Impairment loss	(7,642)			(5,891)
Total Property, equipment and software, net	4,844		$ 723	14,562
Depreciation and amortization	2,081	¥ 4,185
Buildings
Property, equipment and software
Total Property, equipment and software	2,594			2,594
Leasehold improvements
Property, equipment and software
Total Property, equipment and software	57,162			63,780
Furniture and office equipment
Property, equipment and software
Total Property, equipment and software	12,515			15,644
Motor vehicles
Property, equipment and software
Total Property, equipment and software	3,670			3,670
Software
Property, equipment and software
Total Property, equipment and software	¥ 4,699			¥ 4,767